PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

9.PROPERTY, PLANT AND EQUIPMENT

The property, plant and equipment (“PP&E”) continuity summary is as follows:

	Plant and Equipment		Mineral	Total
(in thousands)	Owned	Right-of-Use	Properties	PP&E

Cost:
Balance-January 1, 2024	$112,705	$769	$180,813	$294,287
Additions	4,758	1,704	3,583	10,045
Disposals	(683)	(418)	—	(1,101)
Disposal-Foremost Transaction (note 6)	—	—	(238)	(238)
Reclamation adjustment (note 12)	(268)	—	—	(268)
Balance- December 31, 2024	$116,512	$2,055	$184,158	$302,725

Additions	43,831	199	3,929	47,959
Disposal-Cosa Transaction (note 6)	—	—	(4,485)	(4,485)
Acquisition-Skyharbour transaction	—	—	18,000	18,000
Disposals	(498)	—	—	(498)
Reclamation adjustment (note 12)	3,106	—	—	3,106
Balance- December 31, 2025	$162,951	$2,254	$201,602	$366,807

Accumulated amortization, depreciation:
Balance-January 1, 2024	$(38,833)	$(508)	$—	$(39,341)
Amortization	(640)	—	—	(640)
Depreciation	(3,983)	(226)	—	(4,209)
Disposals	605	418	—	1,023
Reclamation adjustment (note 12)	103	—	—	103
Balance- December 31, 2024	$(42,748)	$(316)	$—	$(43,064)

Amortization	(552)	—	—	(552)
Depreciation	(4,819)	(287)	(1,660)	(6,766)
Disposals	425	—	—	425
Reclamation adjustment (note 12)	76	—	—	76
Balance- December 31, 2025	$(47,618)	$(603)	$(1,660)	$(49,881)

Carrying value:
Balance- December 31, 2024	$73,764	$1,739	$184,158	$259,661
Balance- December 31, 2025	$115,333	$1,651	$199,942	$316,926

Plant and Equipment - Owned

The Company’s Plant and Equipment is predominantly comprised of (a) its 22.5% interest in the McClean Lake mill through its ownership interest in the MLJV (including various infrastructure, building and machinery assets); and (b) capital assets and long-lead items for the Wheeler River.

The additions to PP&E during the year ended December 31, 2025 primarily relate to long lead items for Wheeler River, and leasehold improvements.

Plant and Equipment – Right-of-Use

The Company has included the cost of various right-of-use (“ROU”) assets within its plant and equipment ROU carrying value amount. These assets consist of building, vehicle and office equipment leases. The majority of the asset value is attributable to the building lease assets for the Company’s office in Toronto and warehousing space in Saskatoon.

Mineral Properties

The Company has various interests in development, evaluation and exploration projects located in Saskatchewan, Canada, which are either held directly or through option or various contractual agreements. The following projects, all located in Saskatchewan, represent $169,566,000, or 84.8%, of the carrying value amount of mineral property assets as at December 31, 2025 (December 31, 2024 - $167,297,000, or 90.8%):

a)	Wheeler River – the Company has a 90.0% direct interest in the project, and an additional 5.0% indirect interest through its investment in JCU (includes the Phoenix and Gryphon deposits);
b)	Waterbury Lake – the Company has a 70.55% interest in the project (includes the THT and Huskie deposits) and a 2.0% net smelter return royalty on the portion of the project it does not own;
c)	McClean Lake – the Company has a 22.5% interest in the project (includes the Sue D, Sue E, Caribou, McClean North and McClean South deposits);
d)	Midwest – the Company has a 25.17% interest in the project (includes the Midwest Main and Midwest A deposits);
e)	Mann Lake – the Company has a 30.0% interest in the project;
f)	Wolly – the Company has a 20.77% interest in the project; and
g)	Johnston Lake – the Company has a 100% interest in the project.

Transaction with Cosa

On January 13, 2025, Denison completed a transaction with Cosa (see note 6), under which Cosa acquired a 70% interest in Denison’s 100% - owned Murphy Lake North, Darby, and Packrat properties in exchange for a 19.95% ownership interest in Cosa. The investment in Cosa was measured in accordance with IAS 28, Investment in Associates and Joint Ventures, at cost with a corresponding reduction of the mineral properties carrying value, representing the proportion of the properties sold to Cosa. The carrying value of the exploration properties disposed of was $4,485,000.

Transaction with Skyharbour

On December 17, 2025, Denison completed a transaction with Skyharbour Resources Ltd. (“Skyharbour”) whereby Denison acquired initial interests in claims comprising Skyharbour’s Russell Lake Uranium Project (“Russell”), which is located directly adjacent to Denison’s Wheeler River Project. The Russell property has been divided into four property joint ventures: Russell Lake, Getty East, Wheeler North, and Wheeler River Inliers, of which Denison has acquired initial ownership interests of 20%, 30%, 49%, and 70%, respectively. In addition, Denison and Skyharbour have entered into option agreements, which will allow Denison to increase its interest in each of the new Wheeler North and Getty East joint ventures to up to 70% based on future exploration spend and payments to Skyharbour. Denison paid a total of $18.0 million in consideration, with $12.0 million in cash and $6.0 million as shares.